SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Basis of preparation of the financial statements
a.	Basis of preparation of the financial statements

(1)	Basis of preparation

The consolidated financial statements of the Company ("the financial statements") have been prepared in accordance with International Financial Reporting Standards (IFRSs), as issued by the International Accounting Standards Board (IASB).

The principal accounting policies set out below have been consistently applied to all periods presented unless otherwise stated.

(2)	Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates, and requires management to exercise its judgment in the process of applying the Group's accounting policies. Areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in note 4.

Foreign currency translations
b.	Foreign currency translations

(1) Functional and presentation currency
The consolidated financial statements are measured and presented in New Israeli Shekels ("NIS"), which is the Group's functional and presentation currency as it is the currency of the primary economic environment in which the Group operates. The amounts presented in NIS millions are rounded to the nearest NIS million.

(2) Transactions and balances
Foreign currency transactions are translated into NIS using the exchange rates prevailing at the dates of the transactions or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement in finance costs, net.

(3) Convenience translation into U.S. Dollars (USD or $ or dollar)
The NIS figures at December 31, 2019 and for the period then ended have been translated into dollars using the representative exchange rate of the dollar at December 31, 2019 (USD 1 = NIS 3.456). The translation was made solely for convenience, is supplementary information, and is distinguished from the financial statements. The translated dollar figures should not be construed as a representation that the Israeli currency amounts actually represent, or could be converted into, dollars.

Interests in other entities
c.	Interests in other entities

(1) Subsidiaries

The consolidated financial statements include the accounts of the Company and entities controlled by the Company. Control exists when the Company has the power over the investee; has exposure, or rights, to variable returns from involvement in the investee; and has the ability to use its power over the investee to affect its returns. Subsidiaries and partnerships are fully consolidated from the date on which control is transferred to the Company.

Inter-company transactions, balances, income and expenses on transactions between Group companies are eliminated in preparing the consolidated financial statements.

Non-controlling interests in the results and equity of a subsidiary are shown separately in the consolidated statements of profit or loss, statement of comprehensive income, statement of changes in equity and balance sheet respectively.

List of wholly owned Subsidiaries and partnerships:

◾	012 Smile Telecom Ltd.
◾	012 Telecom Ltd.
◾	Partner Land-Line Communication Solutions - Limited Partnership
◾	Partner Future Communications 2000 Ltd. ("PFC")
◾	Get Cell Communication Products Limited Partnership
◾	Partner Business Communications Solution - Limited Partnership – not active
◾	Iconz Holdings Ltd.

(2) Investment in PHI

In November 2013, the Company and Hot Mobile Ltd. entered into a network sharing agreement ("NSA") and a right of use agreement. Pursuant to the NSA, the parties created a 50-50 limited partnership - P.H.I. Networks (2015) Limited Partnership ("PHI"), which operates and develops a radio access network shared by both parties, starting with a pooling of both parties' radio access network infrastructures creating a single shared pooled radio access network. PHI began its operations in July 2015, managing the networks.

Through December 31, 2018 the Company did not control PHI nor did it have joint control over it. The investment in PHI was accounted for using the equity method of accounting. Under the equity method, the investment was initially recognized at cost, and adjusted thereafter to recognize the investor’s share of the post-establishment profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Unrealized gains on transactions between the Group and the associate are eliminated to the extent of the Group’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

From January 1, 2019 following a change in the governance of PHI the Company accounts for PHI as a joint operation. Therefore, the Company recognizes its direct right to the assets, liabilities, revenues and expenses of PHI and its share of any jointly held or incurred assets, liabilities, revenues and expenses. See note 9 with respect to a change in the governance of PHI that caused from January 1, 2019, and for information about transactions and balances with respect to the investment in PHI – as a related party.

Inventories
d.	Inventories

Inventories of equipment: cellular handsets and fixed telephones, tablets, laptops, datacards, servers, spare parts, ISP modems, related equipment, accessories and other inventories are stated at the lower of cost or net realizable value. Cost is determined on the "first-in, first-out" basis. The Group determines its allowance for inventory obsolescence and slow moving inventory based upon past experience, expected inventory turnover, inventory ageing and current and future expectations with respect to product offerings.

Property and equipment
e.	Property and equipment

Property and equipment are initially stated at cost.

Costs are included in the assets' carrying amounts or recognized as separate assets, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repairs and maintenance that do not meet the above criteria are charged to the statement of income during the financial period in which they are incurred.

Costs include expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labor, any other costs directly attributable to bringing the asset to a working condition for its intended use, and until December 31, 2018, the costs of dismantling and removing the items and restoring the site on which they are located. From January 1, 2019 the costs of dismantling and removing the items and restoring the site on which they are located are included in the lease-right of use  asset under IFRS16, see notes 3 and 2(o).

Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

Property and equipment is presented less accumulated depreciation, and accumulated impairment losses. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (see (i)). The useful economic lives of the Group's non-financial assets are reviewed annually, see note 4(1).

 Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

years
Communications network:
Physical layer and infrastructure	10 - 25 (mainly 15, 10)
Other Communication network	3 - 15 (mainly 5, 10, 15)
Computers, software and hardware for
information systems	3-10 (mainly 3-5)
Office furniture and equipment	7-15
Optic fibers and related assets	7-25 (mainly 25)
Subscribers equipment and installations	2 - 4
Property	25

 Leasehold improvements are depreciated by the straight-line method over the term of the lease (including reasonably assured option periods), or the estimated useful life (between 5 to 10 years) of the improvements, whichever is shorter.

Licenses and other intangible assets
f.	Licenses and other intangible assets

(1)	Licenses costs and amortization (see also note 1(c)):

(a)
The licenses to operate cellular communication services were recognized at cost. Borrowing costs which served to finance the license fee - incurred until the commencement of utilization of the license - were capitalized to cost of the license.

(b)	Partner Land-line Communication solutions – limited partnership's license for providing fixed-line communication services is stated at cost.

The other licenses of the Group were received with no significant costs.

Change in an accounting estimate:

Management has updated an accounting estimate as follows: The estimated useful life of the cellular license was determined in the past to end by February 1, 2022. According to applicable law, the Company's cellular license may be extended for additional 6-year periods(*), subject to the requirements set in the license.

The MOC published a tender during 2019 for the award of frequencies, including frequencies for 5G services. Following the tender published, Management made an annual examination of the estimated useful life of the license in the fourth quarter of 2019 with the expectation that conditions necessary to obtain renewal of the license will be satisfied and that the cost of renewal will not be significant. The tender includes 2x30 MHz in the 700 MHz Band, 2x60 MHz in the 2,600MHz band and 300 MHz in the 3,500-3,800 MHz band. The frequencies in the 700 MHz band will be awarded for a period of 15 years and the rest of the frequencies offered in the tender will be awarded for a period of 10 years.

Based on Company's judgment described above, the Company expects that the license will be renewed at a high level of certainty: the Company estimates that based on its experience and acquaintance with the communications market in Israel, if current conditions continue, there is high probability that the license will be extended for the additional term of 6 years. Following this examination, the estimated useful life of the 2G and 3G frequencies was re-evaluated for an additional period of 6 years(*), thereby ending on February 1, 2028(*).

The effect of these changes on the consolidated financial statements, in current and future years is as follows: the amortization expenses of the cellular license were reduced by NIS 15 million in the fourth quarter of 2019, and are expected to be reduced by an annual amount of approximately NIS 60 million in 2020 and 2021. See also note 4(1).

(*) It should be noted that the tender's documents include a draft amendment of the license that amends the additional extension periods from 6 years to 10 years. In case the amendment shall become final, the estimated useful life of the 2G and 3G frequencies will be revised to end by February 1, 2032.

The other licenses are amortized by the straight-line method over their useful lives (see note 1(c)) which exclude any ungranted possible future extensions that are not under the Group's control.

The amortization expenses are included in the cost of revenues.

(2)	Computer software:

Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and to bring to use the specified software.

Development costs, including employee costs, that are directly attributable to the design and testing of identifiable and unique software products controlled by the Group are recognized as intangible assets when the capitalization criteria under IAS 38 are met. Other development expenditures that do not meet the capitalization criteria, such as software maintenance, are recognized as expenses as incurred.

Computer software costs are amortized over their estimated useful lives (3 to 10 years) using the straight-line method, see also note 11.

(3)	Customer relationships:

The Company has recognized as intangible assets customer relationships that were acquired in a business combination and recognized at fair value as of the acquisition date. Customer relationships are amortized to selling and marketing expenses over their estimated useful economic lives (5 to 10 years) based on the straight line method.

(4)	Capitalization of costs to obtaining customers contracts:

Costs of obtaining contracts with customers are recognized as assets when the costs are incremental to obtaining the contracts, and it is probable that the Group will recover these costs. The assets are amortized to selling and marketing expenses in accordance with the expected service period (mainly over 2-3 years), using the portfolio approach, see also notes 4(1) and 11. Other costs incurred that would arise regardless of whether a contract with a customer was obtained are recognized as an expense when incurred.

Deferred expenses - Right Of Use (ROU)
g.	Deferred expenses - Right Of Use (ROU)

Right of use (ROU) of international fiber optic cables was acquired in a business combination, subsequent additions and right of use in PHI's assets are recognized at cost. The ROU with respect of fiber optic cables is presented as deferred expenses (current and non-current) and is amortized to cost of revenues on a straight line basis over a period beginning each acquisition of additional ROU in this framework and until 2030 (including expected contractual extension periods). See also notes 12 and 17(4). Until December 31, 2018 other costs of right to use PHI's assets are presented as deferred expenses and amortized on a straight line basis over the assets' useful lives, see note 9.

Goodwill
h.	Goodwill

Goodwill acquired in a business combination represents the excess of the consideration transferred over the net fair value of the identifiable assets acquired, and identifiable liabilities and contingent liabilities assumed. The goodwill has an indefinite useful economic life and is not subject to amortization; rather is measured at cost less accumulated impairment losses. For the purpose of impairment testing, goodwill is allocated to a group of cash-generating units (CGUs) under the fixed line segment that is expected to benefit from the synergies of the combination. The group of CGUs represents the lowest level within the entity which the goodwill is monitored for internal management purposes.

Goodwill impairment reviews are undertaken annually or more frequently if events or changes in circumstances indicate that the carrying amount may not be recoverable. Any impairment loss would be recognized for the amount by which the carrying amount of goodwill exceeded its recoverable amount. The recoverable amount is the higher of value-in-use and the fair value less costs to sell. Value-in-use is determined by discounting expected future cash flows using a pre-tax discount rate. Any impairment is recognized immediately as an expense and is not subsequently reversed. See also note 13(1) with respect to impairment tests.

Impairment tests of non-financial assets with finite useful economic lives
i.	Impairment tests of non-financial assets with finite useful economic lives

Assets that are subject to depreciation and amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If such indications exist an impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. If this is the case, recoverable amount is determined for the cash-generating unit (CGU) to which the asset belongs. The recoverable amount is the higher of an asset's fair value less costs to sell and value-in-use. Value-in-use is determined by discounting expected future cash flows using a pre-tax discount rate.

An impairment loss recognized for an asset (or CGU) other than goodwill shall be reversed if, and only if, there has been a change in the estimates used to determine the asset's (or CGU's) recoverable amount since the last impairment loss was recognized. If this is the case, the carrying amount of the asset (or CGU) shall be increased to its recoverable amount. The increased carrying amount of an asset (or CGU) other than goodwill attributable to a reversal of an impairment loss shall not exceed the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in the statement of income.

Financial instruments
j.	Financial instruments

From January 1, 2018 the Group applies IFRS 9 and classifies its financial instruments in the following categories: (1) amortized cost (AC), (2) at fair value through profit or loss (FVTPL: Financial liability at fair value (see note 15) and embedded derivatives), see note 3(1). The classification depends on the business model for managing the financial instruments and the contractual terms of the cash flows. See note 6(c) as to classification of financial instruments to the categories.

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVTPL), transaction costs that are directly attributable to the acquisition of the financial asset. Financial assets are classified as current if they are expected to mature within 12 months after the end of the reporting period; otherwise they are classified as non-current.

Financial liabilities are included in current liabilities, except for maturities greater than 12 months after the end of the reporting period, which are classified as non-current liabilities. See also note 15.

(1)	FVTPL category:

Gains or losses arising from changes in the fair value of embedded derivative financial instruments and financial liability at fair value are presented in the income statement within "finance costs, net" in the period in which they arise. These financial instruments are classified into 3 levels based on their valuation method (see also notes 6(c), 6(a)(2)(c)):

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: inputs other than quoted prices included within level 1 that are observable for the assets or liabilities, either directly (as prices) or indirectly (derived from prices).
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for financial liability at fair value.

 (2)   Amortized cost category:

The Group classifies its financial assets, such as trade receivables, at amortized cost only if both of the following criteria are met: (1) the asset is held within a business model whose objective is to collect the contractual cash flows, and (2) the contractual terms give rise to cash flows that are solely payments of principal and interest. Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Amortized cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Interest income from trade receivables is included in the income statement under other income, net (see note 23) using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in finance income/expense together with foreign exchange gains and losses. Impairment expenses (credit losses) are presented as separate line item in the statement of profit or loss.

Cash and cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, which include short-term bank deposits (up to 3 months from date of deposit) that are not restricted as to withdrawal or use.

  Short term deposits, are deposits in commercial banks for periods of more than 3 months from date of deposit.

Financial assets at amortized cost are presented net of impairment losses:

The Group assesses at the end of each reporting period whether there is objective evidence that a financial asset or group of financial assets is impaired based on the expected credit loss model. The assets that are subject to the expected credit loss model are mainly the trade receivables. While cash and cash equivalents, short-term deposits and contract assets are also subject to the impairment requirements of IFRS 9, the identified impairment loss was immaterial.

From January 1, 2018, the Group assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk.  For trade receivables and contract assets the Group applies IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance.

To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and period of payments and period past due. The expected loss rates are based on the payment profiles of sales, and the corresponding historical credit losses experienced. The historical loss rates are adjusted to reflect current and forward-looking information on factors affecting the ability of the customers to settle the receivables.

Financial liabilities, such as borrowings and notes payable, are initially recognized at fair value, net of transaction costs incurred, and subsequently measured at amortized cost. Any difference between the fair value (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

Offsetting:

Financial assets and liabilities are offset and the net amount reported in the statement of financial position when the Group has currently a legal enforceable right to offset the recognized amounts and has an intention to settle on a net basis or realize the asset and settle the liability simultaneously. The legal enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the company or the counterparty.

Employee benefits
k.	Employee benefits

  (i)  Post-employment benefits

1.	Defined contribution plan

According to Section 14 of the Israeli Severance Pay Law the Group's liability for some of the employee rights upon retirement is covered by regular contributions to various pension schemes. The schemes are generally funded through payments to insurance companies or trustee-administered funds. These plans are defined contribution plans, since the Group pays fixed contributions into a separate and independent entity. The Group has no legal or constructive obligations to pay further contribution if the fund does not hold sufficient assets to pay all employees the benefit relating to employee service in the current or prior periods. The amounts funded as above are not reflected in the statement of financial position. Obligations for contributions to defined contribution pension plans are recognized as an expense in the statement of income when they are due.

2.     Defined benefit plan

Labor laws, agreements and the practice of the Group, require paying retirement benefits to employees dismissed or retiring in certain other circumstances (except for those described in 1 above), measured by multiplying the years of employment by the last monthly salary of the employee (i.e. one monthly salary for each year of tenure), the obligation of the Group to pay retirement benefits is treated as a defined benefit plan.

The liability recognized in the statement of financial position in respect of the defined benefit plan is the present value of the defined benefit obligation at end of the reporting period less the fair values of plan assets.

The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. According to IAS 19 employee benefits, the present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of deep market for high-quality corporate bonds.

Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise. Interest costs in respect of the defined benefit plan are charged or credited to finance costs.

 (ii) Termination benefits

Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits when it is demonstrably legally or constructively committed to either: terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal; or providing termination benefits as a result of an offer made to encourage voluntary redundancy.

 (iii) Short term employee benefits

1.  Vacation and recreation benefits

The employees are legally entitled to vacation and recreation benefits, both computed on an annual basis. This entitlement is based on the term of employment. This obligation is treated as a short term benefit under IAS 19. The Group charges a liability and expense due to vacation and recreation pay, based on the benefits that have been accumulated for each employee, on an undiscounted basis.

2.   Profit-sharing and bonus plans

The Group recognizes a liability and an expense for bonuses based on consideration of individual performance and the Group's overall performance. The Group recognizes a provision where contractually obliged or where there is a past practice that has created a constructive obligation.

3.   Other short term benefits

The Group recognized expenses for other short term benefits provided by the collective employment agreement (see also note 22(e)).

Share based payments
l.	Share based payments

The Group operates an equity-settled share-based compensation plan to its employees, under which the Group receives services from employees as consideration for equity instruments of the Group. The fair value of the employee services received in exchange for the grant of the equity instruments is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the equity instruments granted, at the grant date. Non-market vesting conditions are included among the assumptions used to estimate the number of options expected to vest. The total expense is recognized during the vesting period, which is the period over which all of the specified vesting conditions of the share-based payment are to be satisfied. At the end of each reporting period, the Group revises its estimates of the number of equity instruments that are expected to vest based on the vesting conditions, and recognizes the impact of the revision of original estimates, if any, in the statement of income, with corresponding adjustment to accumulated earnings.

Provisions
m.	Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will require settling the obligation, and the amount has been reliably estimated. See note 14.

(1)
In the ordinary course of business, the Group is involved in a number of lawsuits and litigations. The costs that may result from these lawsuits are only accrued for when it is probable that a liability, resulting from past events, will be incurred and the amount of that liability can be quantified or estimated within a reasonable range. The amount of the provisions recorded is based on a case-by-case assessment of the risk level, and events arising during the course of legal proceedings that may require a reassessment of this risk, and where applicable discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. The Group's assessment of risk is based both on the advice of legal counsel and on the Group's estimate of the probable settlements amount that are expected to be incurred, if any. See also note 20.

(2)
The Company is required to incur certain costs in respect of a liability to dismantle and remove assets and to restore sites on which the assets were located. The dismantling costs are calculated according to best estimate of future expected payments discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as finance costs.

(3)
Provisions for equipment warranties include obligations to customers in respect of equipment sold. Where there are a number of similar obligations, the likelihood that an outflow will be required in a settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any item included in the same class of obligations may be small.

Revenues
n.	Revenues

The revenue recognition standard IFRS 15, Revenue from Contracts with Customers, and its clarifications ("IFRS 15", "The Standard") outlines a single comprehensive model of accounting for revenue arising from contracts with customers and supersedes IAS 18, Revenue, and IAS 11, Construction contracts (the "previous standards"). The model includes five steps for analyzing transactions so as to determine when to recognize revenue and at what amount:

1)	Identifying the contract with the customer.
2)	Identifying separate performance obligations in the contract.
3)	Determining the transaction price.
4)	Allocating the transaction price to separate performance obligations.
5)	Recognizing revenue when the performance obligations are satisfied.

(1) Identifying the contract with the customer

Two or more contracts entered into at or near the same time with the same customer (or related parties of the customer) are accounted for as a single contract if one or more of the following criteria are met:

a. The contracts are negotiated as a package with a single commercial objective;
b. The amount of consideration to be paid in one contract depends on the price or performance of the other contract;
c. The goods or services promised in the contracts (or some goods or services promised in each of the contracts) are a single performance obligation.

(2) Identifying performance obligations

The Group assesses the goods or services promised in the contract with the customer and identifies as performance obligation any promise to transfer to the customer one of the following:

(a)	Goods or services (or a bundle of goods or services) that are distinct; or
(b)	A series of distinct goods or services that are substantially the same and have the same pattern of transfer to the customer.

Goods or services are identified as being distinct when the customer can benefit from the good or service on its own or together with other resources that are readily available to the customer and the Group’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.  An option that grants the customer the right to purchase additional goods or services constitutes a separate performance obligation in the contract only if the options grant the customer a material right it would not have received without the original contract.

The performance obligations are mainly services, equipment and options to purchase additional goods or services that provide a material right to the customer.

(3) Determining the transaction price

The transaction price is the amount of consideration that the Group expects to receive for the transfer of the goods or services specified in a contract with the customer, taking into account rebates and discounts, excluding amounts collected on behalf of third parties, such as value added taxes.

The transaction price is also adjusted for the effects of the time value of money if the contract includes a significant financing component (such as sales of equipment with non-current credit arrangements, mainly in 36 monthly installments) and for any consideration payable to the customer. The Group applies a practical expedient in the standard and does not adjust the transaction price for the effects of a significant financing component if, at contract inception, the Group expects the period between customer payment and the transfer of goods or services to be one year or less. The financing component is recognized in other income-net over the period which is calculated according to the effective interest method. See also note 23 – unwinding of trade receivables and note 7(a).

(4) Allocating the transaction price to separate performance obligations

In a transaction that constitutes a revenue arrangement with multiple performance obligations, the transaction price is allocated to separate performance obligations based of their relative stand-alone selling prices.

(5) Satisfaction of performance obligations

The Group recognizes revenue when it satisfies performance obligations by transferring control over the goods or services to the customers.

Revenues from services and from providing rights to use the Group's assets, (see note 1(b)) (either month-by-month or long term arrangements) are recognized over time, as the services are rendered to the customers, since the customer receives and uses the benefits simultaneously , and provided that all other revenue recognition criteria are met.

Revenue from sale of equipment (see note 1(b)) is recognized at a point of time when the control over the equipment is transferred to the customer (mainly upon delivery) and all other revenue recognition criteria are met.

(6) Principal – Agent consideration

The Group determines whether it is acting as a principal or as an agent for each performance obligation. The Group is acting as a principal if it controls a promised good or service before they are transferred to a customer. Indicators for acting as a principal include: (1) the Group is primarily responsible for fulfilling the promise to provide the specified good or service, (2) the Group has inventory risk in the specified good or service and (3) the Group has discretion in establishing the price for the specified good or service. On the other hand, the Group is acting as an agent or an intermediary, if these criteria are not met. When the Group is acting as an agent, revenue is recognized in the amount of any fee or commission to which the Group expects to be entitled in exchange for arranging for the other party to provide its goods or services. A Group’s fee or commission might be the net amount of consideration that the Group retains after paying the other party the consideration received in exchange for the goods or services to be provided by that party. The Group determined that it is acting as an agent in respect of certain content services provided by third parties to customers; therefore the revenues recognized from these services are presented on a net basis in the statement of income.

(7) Recognition of receivables

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Trade receivables are recognized when the control over the goods or services is transferred to the customer, and at the amount that is unconditional because only the passage of time is required before the payment is due. The Group holds the trade receivables with the objective to collect the contractual cash flows, and the contractual terms give rise to cash flows that are solely payments of principal and interest. Therefore they are subsequently measured at amortized cost using the effective interest method. See also note 7 and also note 6(a)(3) regarding trade receivables credit risk.

(8) Recognition of contract assets and contract liabilities

A contract asset is a Group’s right to consideration in exchange for goods or services that the entity has transferred to a customer when that right is conditioned on something other than the passage of time (for example, the Group’s future performance).

A contract liability is a Group’s obligation to transfer goods or services to a customer for which the entity has received consideration (or the amount is due) from the customer; therefore the Group records contract liabilities for payments received in advance for services, such as transmission services and pre-paid calling cards, as deferred revenues until such related services are provided.

Contract assets and contract liabilities arising from the same contract are offset and presented as a single asset or liability.

(9) Other practical expedients implemented:

The Group applies IFRS 15 practical expedient to the revenue model to a portfolio of contracts with similar characteristics if the Group reasonably expects that the financial statement effects of applying the model to the individual contracts within the portfolio would not differ materially.

The Group applies a practical expedient in the standard and measures progress toward completing satisfaction of a performance obligation and recognizes revenue based on billed amounts if the Group has a right to invoice a customer at an amount that corresponds directly with its performance to date; for which, or where the original expected duration of the contract is one year or less,  the Group also applies the practical expedient in the standard and does not disclose the transaction price allocated to unsatisfied, or partially unsatisfied, performance obligations, such as constrained variable consideration.

The Group applies in certain circumstances where the customer has a material right to acquire future goods or services and those goods or services are similar to the original goods or services in the contract and are provided in accordance with the same terms of the original contract, a practical alternative to estimating the stand-alone selling price of the customer option, and instead allocates the transaction price to the optional goods or services by reference to the goods or services expected to be provided and the corresponding expected consideration.

(10) Capitalization of contract costs

The main effect of the Group’s application of IFRS 15 is the accounting treatment for the incremental costs of obtaining contracts with customers, which in accordance with IFRS 15, are recognized as assets under certain conditions, see notes 2(f)(4), 11. Contract costs that were recognized as assets are presented in the statements of cash flows as part of cash flows used in investing activities.

(11) Use of judgments and estimates

Implementation of the accounting policy described above requires management to exercise discretion in estimates and judgments, see note 4.

        See additional information with respect to revenues in note 22(a).

Leases
o.	Leases

Group as lessee:

Through December 31, 2018 the Group applied IAS 17 to account for leases whereby a significant portion of the risks and rewards of ownership were retained by the lessor were classified as operating leases. Therefore the Group's leases were primarily operating leases which were charged to income statements on a straight-line basis over the lease term, including extending options which were reasonably certain.

The Group has adopted IFRS 16 Leases retrospectively from January 1, 2019, but has not restated comparatives for the 2018 reporting period, as permitted under the specific transition provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in the opening balance sheet on January 1, 2019. The transition is disclosed in notes 3(a) and 19.

On adoption of IFRS 16 on January 1, 2019, the Group recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ and corresponding right-of-use assets. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019.

The Group applied the following practical expedients:

•
Non-lease components: practical expedient by class of underlying asset not to separate non-lease components (services) from lease components and, instead, account for each lease component and any associated non lease components as a single lease component.

•
Discount rate: The lease payments are discounted using the lessee’s incremental borrowing rate, since the interest rate implicit in the lease cannot be readily determined. The lessee’s incremental borrowing rate is the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions. However, the Group is using the practical expedient of accounting together a portfolio of leases with similar characteristics provided that it is reasonably expected that the effects on the financial statements of applying this standard to the portfolio would not differ materially from applying this Standard to the individual leases within that portfolio. And using a single discount rate to a portfolio of leases with reasonably similar characteristics (such as leases with a similar remaining lease term for a similar class of underlying asset in a similar economic environment). The discount rates were estimated by management with the assistance of an independent external expert.

•	Low-value leases: The low-value leases practical expedient is applied and these leases are recognized on a straight-line basis as expense in profit or loss.

The practical expedient for short-term leases is not applied.

Lease liabilities measurement:
Lease liabilities were initially measured on a present value basis of the following lease payments:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable
•	variable lease payment that are based on an index or a rate (such as CPI)
•	amounts expected to be payable by the lessee under residual value guarantees
•	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option
•	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option (see also note 4(7)), and
•	lease payments (principal and interest) to be made under reasonably certain extension options (see also note 4(7))

The lease liability is subsequently measured according to the effective interest method, with interest costs recognized in the statement of income as incurred. The amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

The Group is exposed to potential future changes in lease payments based on linkage to the CPI index, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.

Lease payments are presented in the statement of cash flows under the cash used in financing activities. Lease payments are allocated between principal and finance cost. The finance cost is charged to the statement of income over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets measurement:
Right-of-use assets were measured at cost comprising the following:

•	the amount of the initial measurement of lease liability
•	any lease payments made at or before the commencement date less any lease incentives received
•	any initial direct costs (except for initial application), and
•	restoration costs

Right-of-use assets are generally depreciated over the shorter of the asset's useful life and the lease term (including reasonably certain extension periods) on a straight-line basis, and adjusted for any remeasurements of lease liabilities. As of the adoption date of IFRS 16, the average remaining amortization period is as follows: Cell sites 4.5 years, buildings 6 years, vehicles 2 years. The right-of-use assets are also subject to impairment, see note 2(i).

Group as lessor:
The cellular segment and the fixed-line segment also include leasing of telecommunications, audio visual and related devices (see note 1(b)). Leases in which the Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Lease income from operating leases where the Group is a lessor is recognized in income on a straight-line basis over the lease term. The respective leased assets are included in the balance sheet based on their nature. The Group did not need to make any adjustments to the accounting for assets held as lessor as a result of adopting IFRS 16.

Tax expenses
p.	Tax expenses

The tax expense for the period comprises current and deferred tax. Tax is recognized in the income statement except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively. The current income tax charge is calculated on the basis of the tax laws enacted or substantially enacted as of the end of the reporting period. Management periodically evaluates positions taken with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognized on temporary differences arising between that tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred tax liabilities are not recognized if they arise from initial recognition of goodwill. Deferred income tax is determined using the tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax is realized or the deferred income tax liability is settled. Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Deferred income tax assets are presented as non-current, see also note 25.Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income taxes assets and liabilities relate to income taxes levied by the same taxation authority on the same taxable entity where there is an intention to settle the balances on a net basis.

Share capital
q.	Share capital

Ordinary shares are classified as equity.

Company's shares acquired by the Company (treasury shares) are presented as a reduction of equity, at the consideration paid, including any incremental attributable costs, net of tax. Treasury shares do not have a right to receive dividends or to vote. See also note 21(a).

Earnings Per Share (EPS)
r.	Earnings Per Share (EPS)

Basic earnings per share is calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of ordinary shares in issue during the year excluding ordinary shares purchased by the Company and held as treasury shares.

Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume exercise of all dilutive potential ordinary shares. The instruments that are potential dilutive ordinary shares are equity instruments granted to employees, see note 21(b). A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average annual market share price of the company's shares) based on the monetary value of the subscription rights attached to outstanding share options. The number of shares calculated as above is compared with the number of shares that would have been issued assuming the exercise of the share options (see also note 27).